SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
There were no significant subsequent events between the year-end reporting date of 30 June 2026 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.
Declaration of dividend
On 19 August 2026, the Board declared a final dividend for the year ended 30 June 2026 of 120 SA cents per qualifying share amounting to R1,042.5 million, which was paid on 14 September 2026.
Ordinary share issue
On 2 September 2026, 1,358,826 new ordinary shares were issued in terms of the new employee SIP incorporating the DSP, increasing the total issued ordinary shares to 868,756,525.
DSP Award Granted
In terms of the SIP incorporating the DSP, approved by shareholders of DRDGOLD on 29 November 2023, qualifying employees were awarded deferred shares (“Awards”).
On 12 August 2026, 1,358,826 deferred shares were granted to qualifying employees under the DSP. The Awards vest over five years at 20% per annum for F-band participants, and over three years at 33.3% per annum for E and D band participants, starting from the award date, and subject to the rules of the DSP, including the participant’s continued employment with the
Group. The number of deferred shares granted includes those granted to directors and prescribed officer as follows:

Number of deferred shares

Executive directors
DJ Pretorius	163,530
H Hooijer	74,019
Prescribed officer
WJ Schoeman	88,557

326,106